Guarantees, Commitments and Contingencies (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Guarantor Obligations [Line Items]
Undiscounted exposure from guarantees	$ 71.3
Guarantees of vendor financing - short term
Guarantor Obligations [Line Items]
Undiscounted exposure from guarantees	67.1
Other debt guarantees
Guarantor Obligations [Line Items]
Undiscounted exposure from guarantees	$ 4.2
Guarantee, term	1 year